Carillon Scout International Fund
SUMMARY OF CARILLON SCOUT INTERNA TIONAL FUND | 3.1.2018
Investment objective
The Carillon Scout International Fund ("International Fund" or the "fund") seeks long-term growth of capital and income.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 91 of the fund's Prospectus and on page 43 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Carillon Scout International Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon Scout International Fund	Class A		Class C		Class I	Class Y		Class R-3		Class R-5		Class R-6
Management Fees	0.77%		0.77%		0.77%	0.77%		0.77%		0.77%		0.77%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none	0.25%		0.50%		none		none
Other Expenses	0.34%	[1]	0.34%	[1]	0.28%	0.34%	[1]	0.34%	[1]	0.29%	[1]	0.19%	[1]
Total Annual Fund Operating Expenses	1.36%		2.11%		1.05%	1.36%		1.61%		1.06%		0.96%
[1]	Other expenses are estimated for the current fiscal year.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon Scout International Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	607	885	1,184	2,032
Class C	314	661	1,134	2,441
Class I	108	337	585	1,294
Class Y	138	431	745	1,635
Class R-3	164	508	876	1,911
Class R-5	108	337	585	1,294
Class R-6	98	306	531	1,178

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period July 1, 2017 to October 31, 2017, the fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal investment strategies
The fund normally pursues its objectives by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States.  The equity securities in which the fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, and warrants and other rights.  The fund normally invests at least 80% of its net assets in equity securities as described above.

In selecting securities for the fund, the portfolio management team primarily performs fundamental “bottom-up” analysis to uncover companies that best fit its investment criteria. This includes evaluation of a company’s cash flow, financial strength, profitability, and potential or actual catalysts that could positively impact share prices.  The fund primarily seeks to invest in securities of seasoned companies that are known for the quality and acceptance of their products or services.

The portfolio management team also considers geopolitical and macroeconomic issues.  In addition, the fund may invest in a company domiciled in the United States if more than 50% of the company's assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States.

The portfolio management team believes that the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in the price may occur. Accordingly, long-term positions in stocks will normally be taken and maintained while the companies’ record and prospects continue to meet with the portfolio management team’s approval.

The fund intends to diversify investments among industries and among a number of countries throughout the world. In addition, the fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The fund will invest no more than 20% of its net assets in investments in developing countries or emerging markets.

The fund may also invest a portion of its net assets (up to 20%) in high-grade fixed income securities or other investments that may provide income, including cash and money market securities. In such cases, the fund will resume investing primarily in equity securities when conditions warrant.

The fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the fund may not be able to pursue its investment objective or follow its principal investment strategies and, instead, will focus on preserving your investment.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value ("NAV") may also increase or decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks:
  Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  When investing in emerging markets, the risks of investing in foreign securities are heightened;
  Equity securities are subject to stock market risk.
  Common stock .  The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock .  Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Convertible securities .  Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates;

  Depositary receipts .  Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities;

  Rights and warrants .  Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;
  Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight. Foreign security risk may also apply to ADRs, GDRs and EDRs;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction costs;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment; and
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The Class I shares of the fund have adopted the performance history and financial statements of the Institutional Class shares of the fund’s predecessor. Class A, Class C, Class Y, Class R-3, Class R-5 and Class R-6 shares commenced operations on November 20, 2017. Historical performance shown for those share classes prior to that date reflects the performance of Class I shares, which, with respect to Class A shares, has been adjusted to reflect the sales load applicable to Class A shares. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During 10 year period	Return	Quarter Ended
(Class I shares):
Best Quarter	21.57%	September 30, 2009
Worst Quarter	(20.84)%	September 30, 2011

Average annual total returns (for the periods ended December 31, 2017): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon Scout International Fund	Inception Date	1-yr	5-yr	10-yr
Class I	Sep. 14, 1993	23.40%	6.38%	3.24%
Class I | After Taxes on Distributions	Sep. 14, 1993	18.65%	3.13%	1.52%
Class I | After Taxes on Distributions and Sale of Fund Shares	Sep. 14, 1993	17.31%	4.76%	2.48%
Class A	Nov. 20, 2017	17.21%	5.04%	2.44%
Class C	Nov. 20, 2017	21.15%	5.28%	2.17%
Class Y	Nov. 20, 2017	23.06%	6.07%	2.94%
Class R-3	Nov. 20, 2017	22.76%	5.81%	2.68%
Class R-5	Nov. 20, 2017	23.42%	6.39%	3.25%
Class R-6	Nov. 20, 2017	23.53%	6.49%	3.35%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		25.03%	7.90%	1.94%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.